Document and Entity Information	12 Months Ended
Dec. 31, 2024
Document Information [Line Items]
Document Type	DEFR14A
Amendment Flag	true
Amendment Description	This Amendment No. 1 (this Amended Proxy Statement) amends and restates in its entirety the Definitive Proxy Statement on Schedule 14A of Tango Therapeutics, Inc. (the Company) that was originally filed with the Securities and Exchange Commission on April 21, 2025 (the Original Proxy Statement). This Amended Proxy Statement is being filed for the purpose of correcting the vote required to approve Proposal No. 3, the treatment of abstentions and broker non-votes with respect to Proposal No. 3 and that Proposal No. 3 is a discretionary item. Other than these changes on pages 5 and 45, this Amended Proxy Statement does not otherwise modify or update any other disclosures presented in the Original Proxy Statement.You should read this Amended Proxy Statement in its entirety and in place of the Original Proxy Statement. The Company will make available to its stockholders this Amended Proxy Statement in lieu of the Original Proxy Statement.
Entity Registrant Name	TANGO THERAPEUTICS, INC.
Entity Central Index Key	0001819133